Schedule of Investments	March 31, 2021 (Unaudited)
Emles Federal Contractors ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Health Care	3.3
Industrials	64.8
Information Technology	29.4
Real Estate	2.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)
Health Care (3.3%)
2,017	Emergent BioSolutions Inc.(a)	187,399

Industrials (64.7%)
3,592	Aerojet Rocketdyne Holdings, Inc.	168,680
1,287	AeroVironment, Inc.(a)	149,369
2,211	Cubic Corp.	164,874
2,884	General Dynamics Corp.	523,619
1,137	Huntington Ingalls Industries, Inc.	234,051
6,149	Kratos Defense & Security Solutions, Inc.(a)	167,745
2,645	L3Harris Technologies, Inc.	536,089
1,465	Lockheed Martin Corp.	541,319
1,663	Northrop Grumman Corp.	538,213
4,635	Parsons Corp.(a)	187,439
6,466	Raytheon Technologies Corp.	499,628
		3,711,026
Information Technology (29.4%)
3,303	Booz Allen Hamilton Holding Corp.	265,992
882	CACI International, Inc.(a)	217,554
5,342	KBR, Inc.	205,079
2,750	Leidos Holdings, Inc.	264,770
2,098	ManTech International Corp.	182,421
2,130	MAXIMUS, Inc.	189,655
6,118	Perspecta, Inc.	177,728
2,175	Science Applications International Corp.	181,808
		1,685,007
Real Estate (2.5%)
18,191	GEO Group, Inc. (The)	141,162

Total Common Stocks (Cost $5,077,202)		5,724,594

Total Investments (Cost $5,077,202) — 99.9%		5,724,594
Other assets in excess of liabilities — 0.1%		4,691
Net Assets — 100.0%		$5,729,285

(a)	Non-income producing

Schedule of Investments	March 31, 2021 (Unaudited)
Emles Luxury Goods ETF

Schedule of Investments Summary Table
Percentage of Investments (%)
Consumer Discretionary	78.3
Consumer Staples	17.6
Information Technology	4.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)
Consumer Discretionary (78.2%)
291	adidas AG(a)	91,043
1,044	Bayerische Motoren Werke AG	108,553
2,193	Burberry Group PLC(a)	57,442
1,267	Canada Goose Holdings, Inc.(a)	49,728
1,073	Capri Holdings, Ltd.(a)	54,723
981	Cie Financiere Richemont SA	94,582
1,329	Daimler AG	118,726
635	EssilorLuxottica SA ADR	51,778
1,129	Farfetch, Ltd.(a)	59,860
131	Fast Retailing Co., Ltd. ADR	10,490
405	Ferrari NV	84,759
100	Hermes International ADR	11,100
1,400	HUGO BOSS AG	55,072
163	Kering SA ADR	11,252
10,625	Li Ning Co., Ltd.	69,016
263	Lululemon Athletica, Inc.(a)	80,665
170	LVMH Moet Hennessy Louis Vuitton SE ADR	22,753
1,631	MYT Netherlands Parent BV ADR(a)	46,092
811	NIKE, Inc.	107,775
652	Peloton Interactive, Inc.(a)	73,310
804	Porsche Automobil Holding SE	85,441
4,070	Prada SpA ADR(a)(b)	52,177
490	Ralph Lauren Corp.(a)	60,348
2,359	RealReal, Inc. (The)(a)	53,384
126	RH(a)	75,172
213	Swatch Group AG (The)	61,536
1,397	Tapestry, Inc.(a)	57,570
164	Tesla, Inc.(a)	109,541
499	Volkswagen AG	139,933
5,781	Watches of Switzerland Group PLC(a)(c)	52,721
448	Williams-Sonoma, Inc.	80,281
817	YETI Holdings, Inc.(a)	58,996
701	Zalando SE(a)(c)	68,909
		2,214,728
Consumer Staples (17.6%)
1,083	Brown-Forman Corp.	74,695
2,747	Diageo PLC	113,302
381	Estee Lauder Cos., Inc. (The)	110,814
1,183	Kao Corp. ADR	15,687
370	Kose Corp. ADR	10,499
298	L’Oreal SA ADR	22,839
6,963	Natura & Co. Holding SA(a)	59,265
476	Pernod Ricard SA ADR	17,783
253	Remy Cointreau SA ADR	4,681

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Luxury Goods ETF

Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Staples (continued)
1,017	Shiseido Co., Ltd. ADR	68,830
		498,395
Information Technology (4.1%)
939	Apple, Inc.	114,699

Total Common Stocks (Cost $2,533,175)		2,827,822

Warrants (0.0%)
Consumer Discretionary (0.0%)
1,480	Cie Financiere Richemont SA Exp 11/22/23	566
Total Warrants (Cost $–)		566

Total Investments (Cost $2,533,175) — 99.9%		2,828,388
Other assets in excess of liabilities — 0.1%		2,908
Net Assets — 100.0%		$2,831,296

(a)	Non-income producing
(b)	This security has been deemed illiquid and represents 1.8% of the Fund’s net assets.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2021 was $121,630 which represents 4.3% of the net assets of the Fund.

ADR	American Depositary Receipt
SA	Special Assessment

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Luxury Goods ETF

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of the investments as of March 31, 2021:

Country	Percentage (%)
Brazil	2.1
Canada	4.6
China	2.4
France	5.0
Germany	25.3
Italy	4.8
Japan	3.7
Switzerland	5.6
United Kingdom	12.0
United States	34.5
100.0

Schedule of Investments	March 31, 2021 (Unaudited)
Emles Made in America ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Consumer Discretionary	2.8
Consumer Staples	44.3
Health Care	1.3
Industrials	24.7
Information Technology	1.0
Materials	25.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.8%)
Consumer Discretionary (2.7%)
614	La-Z-Boy, Inc.	26,083
334	LCI Industries	44,182
822	Polaris, Inc.	109,737
448	Winnebago Industries, Inc.	34,366
		214,368
Consumer Staples (44.3%)
7,788	Altria Group, Inc.	398,434
5,154	Campbell Soup Co.	259,092
656	Central Garden & Pet Co.(a)	38,055
3,251	Church & Dwight Co., Inc.	283,975
1,668	Clorox Co. (The)	321,723
8,310	Conagra Brands, Inc.	312,456
3,601	Flowers Foods, Inc.	85,704
7,765	Hormel Foods Corp.	371,011
1,864	J M Smucker Co. (The)	235,852
11,135	Keurig Dr Pepper, Inc.	382,710
469	Lancaster Colony Corp.	82,244
1,095	Post Holdings, Inc.(a)	115,763
296	Sanderson Farms, Inc.	46,111
154	Seneca Foods Corp.(a)	7,252
951	TreeHouse Foods, Inc.(a)	49,680
5,012	Tyson Foods, Inc.	372,391
2,045	Vector Group, Ltd.	28,528
		3,390,981
Health Care (1.3%)
591	United Therapeutics Corp.(a)	98,857

Industrials (24.7%)
940	Advanced Drainage Systems, Inc.	97,187
1,028	Aerojet Rocketdyne Holdings, Inc.	48,275
225	American Woodmark Corp.(a)	22,181
345	Apogee Enterprises, Inc.	14,104
618	Atkore International Group, Inc.(a)	44,434
1,661	Cornerstone Building Brands, Inc.(a)	23,304
274	Encore Wire Corp.	18,394
1,839	Fortune Brands Home & Security, Inc.	176,212
2,156	General Dynamics Corp.	391,443
569	HNI Corp.	22,509
720	Hubbell, Inc.	134,561
534	Huntington Ingalls Industries, Inc.	109,924
674	Knoll, Inc.	11,128
500	Lennox International, Inc.	155,794
758	Mueller Industries, Inc.	31,343

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Made in America ETF

Shares	Security Description	Value ($)
Common Stocks (continued)
Industrials (continued)
1,323	Navistar International Corp.(a)	58,252
1,243	Northrop Grumman Corp.	402,285
856	REV Group, Inc.	16,401
598	SPX Corp.(a)	34,845
334	Steel Partners Holdings, LP(a)	4,593
819	UFP Industries, Inc.	62,113
690	Wabash National Corp.	12,972
		1,892,254
Information Technology (1.0%)
2,262	SunPower Corp.(a)	75,664

Materials (25.8%)
220	Clearwater Paper Corp.(a)	8,276
556	Eagle Materials, Inc.	74,732
879	Forterra, Inc.(a)	20,437
210	Kaiser Aluminum Corp.	23,205
1,413	Louisiana-Pacific Corp.	78,365
831	Martin Marietta Materials, Inc.	279,066
3,973	Nucor Corp.	318,913
147	Olympic Steel, Inc.	4,329
1,258	Packaging Corp. of America	169,176
844	Reliance Steel & Aluminum Co.	128,533
739	Scotts Miracle-Gro Co. (The)	181,033
2,799	Steel Dynamics, Inc.	142,077
599	TimkenSteel Corp.(a)	7,038
222	US Concrete, Inc.(a)	16,277
1,758	Vulcan Materials Co.	296,663
3,495	Westrock Co.	181,915
692	Worthington Industries	46,426
		1,976,461
Total Common Stocks (Cost $6,628,895)		7,648,585

Total Investments (Cost $6,628,895) — 99.8%		7,648,585
Other assets in excess of liabilities — 0.2%		15,810
Net Assets — 100.0%		$7,664,395

(a)	Non-income producing

LP	Limited Partnership

Schedule of Investments	March 31, 2021 (Unaudited)
Emles Protective Allocation ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Communication Services	4.6
Consumer Discretionary	11.8
Consumer Staples	11.8
Health Care	17.9
Financials	6.9
Industrials	16.5
Information Technology	23.5
Purchased Put Options	2.8
U.S. Treasury Obligation	4.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (37.5%)
Communication Services (4.4%)
53	Alphabet, Inc., Class A(a)	109,314
1,937	Verizon Communications, Inc.	112,637
560	Walt Disney Co. (The)(a)	103,331
		325,282
Consumer Discretionary (3.1%)
377	Home Depot, Inc. (The)	115,079
484	McDonald’s Corp.	108,484
		223,563
Consumer Staples (3.0%)
1,219	Philip Morris International, Inc.	108,174
821	Walmart, Inc.	111,516
		219,690
Financials (4.5%)
484	Aon PLC, Class A	111,373
534	CME Group, Inc.	109,058
970	Intercontinental Exchange, Inc.	108,330
		328,761
Health Care (9.0%)
1,045	AbbVie, Inc.	113,090
1,740	Bristol-Myers Squibb Co.	109,847
492	Danaher Corp.	110,739
586	Eli Lilly & Co.	109,477
1,401	Merck & Co., Inc.	108,003
242	Thermo Fisher Scientific, Inc.	110,444
		661,600
Industrials (7.5%)
572	3M Co.	110,213
506	Honeywell International, Inc.	109,837
495	Illinois Tool Works, Inc.	109,652
306	Lockheed Martin Corp.	113,067
507	Union Pacific Corp.	111,748
		554,517
Information Technology (6.0%)
469	Microsoft Corp.	110,576
212	NVIDIA Corp.	113,194

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Protective Allocation ETF

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks (continued)
Information Technology (continued)
830	QUALCOMM, Inc.	110,050
517	Visa, Inc., Class A	109,464
		443,284
Total Common Stocks (Cost $2,702,924)		2,756,697
Corporate Bonds (51.2%)
Consumer Discretionary (8.2%)
129,000	Booking Holdings, Inc., 4.63%, 4/13/30, Callable 1/13/30 @ 100	150,168
163,000	Lowe’s Cos., Inc., 1.70%, 10/15/30, Callable 7/15/30 @ 100	152,989
143,000	NIKE, Inc., 2.85%, 3/27/30, Callable 12/27/29 @ 100	150,519
151,000	Starbucks Corp., 2.55%, 11/15/30, Callable 8/15/30 @ 100	151,188
		604,864
Consumer Staples (8.2%)
160,000	Coca-Cola Co. (The), 1.65%, 6/1/30	152,325
159,000	Costco Wholesale Corp., 1.60%, 4/20/30, Callable 1/20/30 @ 100	152,163
146,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	151,924
140,000	Procter & Gamble Co. (The), 3.00%, 3/25/30	150,587
		606,999
Financials (2.1%)
167,000	S&P Global, Inc., 1.25%, 8/15/30, Callable 5/15/30 @ 100	152,779

Health Care (8.2%)
161,000	Gilead Sciences, Inc., 1.65%, 10/1/30, Callable 7/1/30 @ 100	151,007
153,000	Johnson & Johnson, 1.30%, 9/1/30, Callable 6/1/30 @ 100	143,483
138,000	Pfizer, Inc., 3.00%, 12/15/26	150,210

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Protective Allocation ETF

Shares or Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Health Care (continued)
155,000	UnitedHealth Group, Inc., 2.00%, 5/15/30	151,979
		596,679
Industrials (8.1%)
147,000	Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	150,362
141,000	Deere & Co., 3.10%, 4/15/30, Callable 1/15/30 @ 100	150,706
134,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	150,816
128,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	149,508
		601,392
Information Technology (16.4%)
166,000	Automatic Data Processing, Inc., 1.25%, 9/1/30, Callable 6/1/30 @ 100	151,967
143,000	Cisco Systems, Inc./Delaware, 2.50%, 9/20/26, Callable 6/20/26 @ 100	152,870
132,000	Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	149,714
139,000	International Business Machines Corp., 3.50%, 5/15/29	151,115
137,000	Mastercard, Inc., 3.35%, 3/26/30, Callable 12/26/29 @ 100	149,877
144,000	Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	148,383
136,000	Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	151,818
158,000	Texas Instruments, Inc., 1.75%, 5/4/30, Callable 2/4/30 @ 100	150,654
		1,206,398
Total Corporate Bonds (Cost $3,815,092)		3,769,111

Purchased Options (2.7%)
Total Purchased Options (Cost $220,216)		195,401

U.S. Treasury Obligations (4.0%)
U.S. Treasury Inflation Indexed Bonds
297,400	0.125%, 2/15/51	297,447
Total U.S. Treasury Obligation (Cost $293,780)		297,447

Total Investments (Cost $7,032,012) — 95.4%		7,018,656
Other assets in excess of liabilities — 4.6%		339,413
Net Assets — 100.0%		$7,358,069

(a)	Non-income producing

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Protective Allocation ETF

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Rough Rice (CBOT) Futures	5	5/14/21	131,800	670
Gold 100 Oz Futures	1	5/26/21	171,440	(3,140)
Total			303,240	(2,470)

Purchased Options

Exchange-traded options

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)

Invesco QQQ Trust	Put	28	8,568	306.00	12/17/21	59,052
iShares Russell 2000 ETF	Put	40	8,840	221.00	12/17/21	76,100
SPDR S&P 500 ETF Trust	Put	31	11,687	377.00	12/17/21	60,249
Total						195,401

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts

Schedule of Investments	March 31, 2021 (Unaudited)
Emles Real Estate Credit ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Communication Services	0.6
Consumer Discretionary	7.2
Financials	1.8
Real Estate	90.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (99.0%)
Communication Services (0.6%)
71,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 102	70,911
Consumer Discretionary (7.1%)
184,000	ESH Hospitality Inc, 5.25%, 5/1/25, Callable 5/24/21 @ 102(a)	187,680
85,000	Lennar Corp., 4.75%, 11/29/27, Callable 5/29/27 @ 100	97,590
151,000	NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	154,873
52,000	PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	59,800
133,000	Taylor Morrison Communities, Inc., 5.13%, 8/1/30, Callable 2/1/30 @ 100(a)	141,313
133,000	Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	140,481
		781,737
Financials (1.8%)
109,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 103(a)	115,568
75,000	SL Green Operating Partnership, LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	77,360
		192,928
Real Estate (89.5%)
138,000	Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	125,353
92,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	99,702
102,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	120,407
118,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	110,306
109,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	103,583
114,000	American Tower Corp., 2.95%, 1/15/51, Callable 7/15/50 @ 100	100,451

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
153,000	American Tower Corp., 3.38%, 10/15/26, Callable 7/15/26 @ 100	165,244
230,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	250,258
138,000	American Tower Corp., 5.00%, 2/15/24	153,899
102,000	AvalonBay Communities, Inc., 2.30%, 3/1/30, Callable 12/1/29 @ 100	100,766
64,000	AvalonBay Communities, Inc., 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	67,834
102,000	Boston Properties, LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	102,842
176,000	Boston Properties, LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	182,070
138,000	Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	156,204
102,000	Brixmor Operating Partnership, LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	110,323
55,000	Brixmor Operating Partnership, LP, 3.90%, 3/15/27, Callable 12/15/26 @ 100	60,018
109,000	Brixmor Operating Partnership, LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	117,601
109,000	Camden Property Trust, 2.80%, 5/15/30, Callable 2/15/30 @ 100	111,736
155,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	148,575
151,000	Crown Castle International Corp., 3.25%, 1/15/51, Callable 7/15/50 @ 100	138,545
109,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	113,801
128,000	Crown Castle International Corp., 4.30%, 2/15/29, Callable 11/15/28 @ 100	143,164
92,000	CyrusOne, LP / Cyrusone Finance Corp., 3.45%, 11/15/29, Callable 8/15/29 @ 100	94,577
128,000	Digital Realty Trust, LP, 3.60%, 7/1/29, Callable 4/1/29 @ 100	137,453
138,000	Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 105	156,216

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
55,000	Duke Realty, LP, 2.88%, 11/15/29, Callable 8/15/29 @ 100	56,405
75,000	EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	70,974
64,000	EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100	65,653
75,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	74,342
137,000	Equinix, Inc., 2.95%, 9/15/51, Callable 3/15/51 @ 100	120,207
176,000	Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 103	189,271
92,000	ERP Operating, LP, 2.50%, 2/15/30, Callable 11/15/29 @ 100	92,258
75,000	ERP Operating, LP, 3.00%, 4/15/23, Callable 1/15/23 @ 100	78,339
92,000	ERP Operating, LP, 3.00%, 7/1/29, Callable 4/1/29 @ 100	95,681
55,000	ERP Operating, LP, 4.15%, 12/1/28, Callable 9/1/28 @ 100	61,779
50,000	Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	52,353
92,000	Federal Realty Investment Trust, 3.95%, 1/15/24, Callable 10/15/23 @ 100	99,562
102,000	GLP Capital, LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	106,106
138,000	GLP Capital, LP / GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100	154,865
75,000	GLP Capital, LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	86,518
84,000	Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	84,620
93,000	Healthpeak Properties, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	100,424
109,000	Healthpeak Properties, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	120,441
109,000	Host Hotels & Resorts, LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	109,059
155,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102(a)	153,233
184,000	Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 103(a)	189,851
63,000	Kilroy Realty, LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	59,113
55,000	Kimco Realty Corp., 2.70%, 3/1/24, Callable 1/1/24 @ 100	57,688
75,000	Kimco Realty Corp., 3.30%, 2/1/25, Callable 12/1/24 @ 100	80,331
109,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	120,165
55,000	Mid-America Apartments, LP, 3.75%, 6/15/24, Callable 3/15/24 @ 100	59,501
83,000	Mid-America Apartments, LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	91,537

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
128,000	MPT Operating Partnership, LP / MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102	134,660
93,000	Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	97,796
75,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	76,533
83,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	91,113
48,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24 @ 102(a)	46,211
109,000	Prologis, LP, 1.25%, 10/15/30, Callable 7/15/30 @ 100	98,783
138,000	Prologis, LP, 2.25%, 4/15/30, Callable 1/15/30 @ 100	136,353
74,000	Public Storage, 3.09%, 9/15/27, Callable 6/15/27 @ 100	80,122
53,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25, Callable 6/15/22 @ 104(a)	57,865
92,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	97,625
83,000	Realty Income Corp., 3.65%, 1/15/28, Callable 10/15/27 @ 100	90,635
75,000	Realty Income Corp., 3.88%, 4/15/25, Callable 2/15/25 @ 100	82,389
101,000	Realty Income Corp., 4.13%, 10/15/26, Callable 7/15/26 @ 100	114,189
74,000	Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	82,241
203,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 102	207,508
118,000	Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	117,308
118,000	Service Properties Trust, 7.50%, 9/15/25, Callable 6/15/25 @ 100	134,051
138,000	Simon Property Group, LP, 2.00%, 9/13/24, Callable 6/13/24 @ 100	142,814
109,000	Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	109,140
128,000	Simon Property Group, LP, 3.38%, 10/1/24, Callable 7/1/24 @ 100	137,620
109,000	Simon Property Group, LP, 3.38%, 12/1/27, Callable 9/1/27 @ 100	117,128
155,000	Simon Property Group, LP, 3.50%, 9/1/25, Callable 6/1/25 @ 100	167,752
64,000	SITE Centers Corp., 4.70%, 6/1/27, Callable 3/1/27 @ 100	69,869
64,000	Spirit Realty, LP, 3.20%, 2/15/31, Callable 11/15/30 @ 100	64,016
55,000	UDR, Inc., 2.10%, 8/1/32, Callable 5/1/32 @ 100	51,058
55,000	UDR, Inc., 3.00%, 8/15/31, Callable 5/15/31 @ 100	55,874

Schedule of Investments (continued)	March 31, 2021 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
64,000	Ventas Realty, LP, 2.65%, 1/15/25, Callable 12/15/24 @ 100	66,830
64,000	Ventas Realty, LP, 3.25%, 10/15/26, Callable 7/15/26 @ 100	68,974
74,000	Ventas Realty, LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	82,880
74,000	Ventas Realty, LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	85,247
111,000	VEREIT Operating Partnership, LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	107,404
73,000	VEREIT Operating Partnership, LP, 4.63%, 11/1/25, Callable 9/1/25 @ 100	82,373
138,000	VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102(a)	139,201
138,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102(a)	143,156
137,000	Welltower, Inc., 3.63%, 3/15/24, Callable 2/15/24 @ 100	147,454
147,000	Welltower, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	161,482
102,000	Welltower, Inc., 4.25%, 4/1/26, Callable 1/1/26 @ 100	114,541
110,000	Weyerhaeuser Co., 4.00%, 4/15/30, Callable 1/15/30 @ 100	121,512
74,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	81,360
		9,864,271
Total Corporate Bonds (Cost $11,096,033)		10,909,847

Total Investments (Cost $11,096,033) — 99.0%		10,909,847
Other assets in excess of liabilities — 1.0%		107,003
Net Assets — 100.0%		$11,016,850

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2021 was $1,174,078 which represents 10.7% of the net assets of the Fund.

LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium-Term Note

Schedule of Investments	March 31, 2021 (Unaudited)
Emles @Home ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Communication Services	28.3
Consumer Discretionary	26.0
Consumer Staples	3.2
Health Care	4.7
Industrials	7.4
Information Technology	30.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (100.0%)
Communication Services (28.3%)
2,144	Activision Blizzard, Inc.	199,392
3,502	Comcast Corp.	189,493
727	Facebook, Inc.(a)	214,124
508	Netflix, Inc.(a)	265,003
2,910	Twitter, Inc.(a)	185,163
2,393	Verizon Communications, Inc.	139,153
1,688	Walt Disney Co. (The)(a)	311,470
32,520	Zynga, Inc.(a)	332,029
		1,835,827
Consumer Discretionary (26.0%)
85	Amazon.com, Inc.(a)	262,997
3,723	Chegg, Inc.(a)	318,912
556	Domino’s Pizza, Inc.	204,491
902	Etsy, Inc.(a)	181,906
642	Lululemon Athletica, Inc.(a)	196,908
2,803	Peloton Interactive, Inc.(a)	315,169
3,876	TAL Education Group ADR(a)	208,723
		1,689,106
Consumer Staples (3.2%)
1,508	Walmart, Inc.	204,832

Health Care (4.7%)
1,670	Teladoc Health, Inc.(a)	303,523

Industrials (7.4%)
989	FedEx Corp.	280,915
1,629	XPO Logistics, Inc.(a)	200,856
		481,771
Information Technology (30.4%)
442	Adobe, Inc.(a)	210,114
2,055	Akamai Technologies, Inc.(a)	209,405
885	DocuSign, Inc.(a)	179,168
1,120	Microsoft Corp.	264,062
639	NVIDIA Corp.	341,182
1,308	PayPal Holdings, Inc.(a)	317,634
2,016	QUALCOMM, Inc.	267,301
561	Zoom Video Communications, Inc.(a)	180,244
		1,969,110
Total Common Stocks (Cost $6,526,450)		6,484,169

Total Investments (Cost $6,526,450) — 100.0%		6,484,169
Other assets in excess of liabilities — 0.0%		2,118
Net Assets — 100.0%		$6,486,287

(a)	Non-income producing
ADR	American Depositary Receipt